Goodwill - After-Tax Discount Rates Applied to the Cash Flow Projections (Details)	Dec. 31, 2017	Dec. 31, 2016
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
After-tax discount rates applied to cash flow projections	5.90%	6.20%
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
After-tax discount rates applied to cash flow projections	10.90%	11.30%
Telefónica United Kingdom
Disclosure of detailed information about intangible assets [line items]
After-tax discount rates applied to cash flow projections	6.30%	7.10%
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
After-tax discount rates applied to cash flow projections	4.70%	5.70%